Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Stockholders' Equity

STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is authorized to issue 150,000,000 shares of Common Stock, par value $0.001 per share. Holders of its Common Stock are entitled to one vote for each share held of record on each matter submitted to a vote of shareholders.

Retained earnings

According to the laws and regulations in the PRC, we are required to provide for certain statutory funds, namely, reserve fund by an appropriation from net profit after taxes but before dividend distribution based on the local statutory financial statements of the PRC company prepared in accordance with the accounting principles and relevant financial regulations.

In the PRC, we are required to allocate at least 10% of our net profit to the reserve fund until the balance of such fund has reached 50% of its registered capital. Appropriation of enterprise expansion fund are determined at the discretion of it directors.  The Company allocated $390,797 to the reserve fund during the nine months ended March 31, 2014 which recorded in retained earnings.

The reserve fund can only be used, upon approval by the relevant authority, to offset accumulated losses or increase capital.

STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is authorized to issue 150,000,000 shares of Common Stock, par value $0.001 per share. Holders of its Common Stock are entitled to one vote for each share held of record on each matter submitted to a vote of shareholders.

Restricted Stock Awards

On June 4, 2010, we granted 120,000 shares of Restricted Common Stock to our Chief Financial Officer for three years of service. The Restricted Common Stock vests in three equal annual installments over the related service period. We issued 40,000 shares of Restricted Common Stock during the year ended June 30, 2011. Our Chief Financial Officer resigned on December 31, 2011.

On November 10, 2010, we issued 25,000 shares of fully vested, non-forfeitable Common Stock to a non-employee service provider to create investor awareness programs.

On January 5, 2011, we issued 20,000 shares of fully vested, non-forfeitable Common Stock to a third party to create investor awareness programs.

There were no shares issued for the year ended June 30, 2013 and 2012.

Statutory Reserves

According to the laws and regulations in the PRC, we are required to provide for certain statutory funds, namely, reserve fund by an appropriation from net profit after taxes but before dividend distribution based on the local statutory financial statements of the PRC company prepared in accordance with the accounting principles and relevant financial regulations.

In the PRC, we are required to allocate at least 10% of our net profit to the reserve fund until the balance of such fund has reached 50% of its registered capital. Appropriation of enterprise expansion fund are determined at the discretion of it directors. We had satisfied statutory reserve requirement by the first quarter of the fiscal year 2010, no further allocation to the statutory reserve is required.

The reserve fund can only be used, upon approval by the relevant authority, to offset accumulated losses or increase capital.

The Company allocated $3,188,228 to the reserve fund during the year ended Jun 30, 2013.